Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 113,091	$ 107,765
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	64,126	61,057
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 80,158	$ 76,321
Total capital (to risk weighted assets), Ratio	14.11%	14.12%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	$ 105,457	$ 101,302
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	48,095	45,793
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 64,126	$ 61,057
Tier 1 capital (to risk weighted assets), Ratio	13.16%	13.27%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 capital (to risk-weighted assets), amount	$ 105,457	$ 101,302
Common Equity Tier 1 capital (to risk-weighted assets), for Capital Adequacy Purposes, amount	36,071	34,344
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision, amount	$ 52,103	$ 49,609
Common Equity Tier 1 capital (to risk-weighted assets), Ratio	13.16%	13.27%
Common Equity Tier 1 capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets) to be Well Capitalized under Prompt Corrective Action Provision	6.50%	6.50%
Tier 1 capital (to average assets), Amount	$ 105,457	$ 101,302
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	45,075	44,251
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 56,343	$ 55,314
Tier 1 capital (to average assets), Ratio	9.36%	9.16%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%